Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Schedule of Variations in Intangible Assets

The following tables show the variations in intangible assets for the years ended December 31, 2018, 2019 and 2020:

Intangible assets—Variations	As of			Translation		As of
(in € thousands)	1/1/2018	Increase	Decrease	adjustments	Reclassification	2018/12/31
Gross
Software	1,900	216	(67)	—	—	2,049
Patents	21	—	—	—	—	21
Other intangibles	—	313	—	—	—	313
TOTAL - Gross	1,921	529	(67)	—	—	2,384
Accumulated depreciation and impairment
Software	(1,264)	(370)	67	—	—	(1,567)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,285)	(370)	67	—	—	(1,588)
TOTAL - Net	636	159	—	—	—	796

Intangible assets—Variations	As of			Translation		As of
(in € thousands)	1/1/2019	Increase	Decrease	adjustments	Reclassification	2019/12/31
Gross
Software	2,049	340	(29)	—	378	2,739
Patents	21	70	—	—	—	91
Other intangibles	313	65	—	—	(378)	—
TOTAL—Gross	2,384	475	(29)	—	—	2,830
Accumulated depreciation and impairment
Software	(1,567)	(350)	29	—	—	(1,888)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,588)	(350)	29	—	—	(1,910)
TOTAL - Net	796	125	—	—	—	920

Intangible assets - Variations	As of			Translation		As of
(in € thousands)	1/1/2020	Increase	Decrease	adjustments	Reclassification	2020/12/31
Gross
Software	2,739	231	(691)	—	(48)	2,231
Patents	91	—	—	—	—	91
Other intangibles	—	(24)	(25)	—	48	—
TOTAL - Gross	2,830	207	(715)	—	—	2,322
Accumulated depreciation and impairment
Software	(1,888)	(309)	688	—	—	(1,510)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,910)	(309)	688	—	—	(1,531)
TOTAL - Net	920	(102)	(27)	—	—	791